T. ROWE PRICE Extended Equity Market Index Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 0.5%
AST SpaceMobile (1)(2) 13,000 66
Bandwidth, Class A (2) 3,081 47
Cogent Communications Holdings  6,500 414
EchoStar, Class A (2) 7,715 141
Frontier Communications Parent (2) 26,353 600
Globalstar (2) 138,400 161
IDT, Class B (2) 8,242 281
Iridium Communications  18,318 1,134
Liberty Global, Class A (2) 24,334 474
Liberty Global, Class C (2) 42,928 875
Liberty Latin America, Class C (2) 15,146 125
Lumen Technologies  125,920 334
4,652
Entertainment 1.2%
AMC Entertainment Holdings, Class A (1)(2) 73,374 368
Chicken Soup For The Soul Entertainment (1)(2) 18,800 38
Cinemark Holdings (2) 18,612 275
Endeavor Group Holdings, Class A (2) 34,564 827
Genius Brands International (1)(2) 31,610 86
Liberty Media-Liberty Formula One, Class A (2) 6,187 418
Liberty Media-Liberty Formula One, Class C (2) 30,788 2,304
Lions Gate Entertainment, Class B (2) 17,763 184
Madison Square Garden Entertainment (2) 6,783 401
Madison Square Garden Sports  2,521 491
Playtika Holding (2) 20,600 232
ROBLOX, Class A (2) 50,859 2,288
Roku (2) 14,814 975
Skillz (2) 81,048 48
Warner Music Group, Class A  22,857 763
World Wrestling Entertainment, Class A  6,000 547
10,245
Interactive Media & Services 1.0%
Angi (1)(2) 34,000 77
Bumble, Class A (2) 13,400 262
Cargurus (2) 19,100 357
Cars.com (2) 9,920 192
Eventbrite, Class A (1)(2) 17,300 149
IAC (2) 12,730 657
MediaAlpha, Class A (2) 10,100 151
Pinterest, Class A (2) 86,031 2,346

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shutterstock  2,800 203
Snap, Class A (2) 142,102 1,593
TripAdvisor (2) 12,900 256
TrueCar (2) 55,425 128
Vimeo (2) 22,296 85
Yelp (2) 11,600 356
Ziff Davis (2) 7,000 546
ZoomInfo Technologies (2) 44,492 1,099
8,457
Media 1.3%
Altice USA, Class A (2) 30,500 104
Cable One  335 235
Cardlytics (1)(2) 10,634 36
Clear Channel Outdoor Holdings (2) 123,500 148
EW Scripps, Class A (2) 15,345 144
Gray Television  17,400 152
iHeartMedia, Class A (2) 19,700 77
John Wiley & Sons, Class A  7,370 286
Liberty Broadband, Class A (2) 1,826 150
Liberty Broadband, Class C (2) 14,216 1,161
Liberty Media-Liberty SiriusXM, Class A (2) 8,600 242
Liberty Media-Liberty SiriusXM, Class C (2) 21,317 597
Magnite (2) 17,700 164
New York Times, Class A  20,800 809
Nexstar Media Group, Class A  5,197 897
PubMatic, Class A (2) 10,300 142
Scholastic  8,858 303
Sinclair Broadcast Group, Class A  11,410 196
Sirius XM Holdings (1) 116,587 463
TechTarget (2) 4,200 152
TEGNA  33,210 562
Trade Desk, Class A (2) 67,300 4,099
11,119
Wireless Telecommunication Services 0.1%
Gogo (2) 13,463 195
Shenandoah Telecommunications  12,721 242
Telephone & Data Systems  14,262 150
United States Cellular (2) 1,893 39
626
Total Communication Services 35,099
CONSUMER DISCRETIONARY 12.0%
Automobile Components 1.0%
Adient (2) 14,100 578
Autoliv  13,103 1,223

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dana  21,572 325
Dorman Products (2) 4,800 414
Fox Factory Holding (2) 7,000 850
Gentex  25,720 721
Gentherm (2) 6,000 363
Goodyear Tire & Rubber (2) 41,835 461
LCI Industries  3,900 429
Lear  7,000 976
Luminar Technologies (1)(2) 29,600 192
Mobileye Global, Class A (2) 704 30
Motorcar Parts of America (2) 14,500 108
Patrick Industries  4,000 275
QuantumScape (1)(2) 35,862 293
Standard Motor Products  5,388 199
Stoneridge (2) 9,536 178
Superior Industries International (2) 15,200 75
Visteon (2) 4,300 674
8,364
Automobiles 0.4%
Faraday Future Intelligent Electric (1)(2) 65,000 23
Fisker (1)(2) 34,200 210
Harley-Davidson  19,116 726
Lucid Group (1)(2) 73,739 593
Rivian Automotive, Class A (1)(2) 71,766 1,111
Thor Industries  8,900 709
Winnebago Industries  6,520 376
3,748
Broadline Retail 0.3%
Big Lots (1) 10,000 110
Dillard's, Class A  400 123
Groupon (1)(2) 6,700 28
Kohl's  23,142 545
Macy's  39,300 687
Nordstrom (1) 13,832 225
Ollie's Bargain Outlet Holdings (2) 9,500 551
Qurate Retail, Series A (2) 80,200 79
2,348
Distributors 0.0%
Funko, Class A (1)(2) 10,100 95
95
Diversified Consumer Services 0.9%
2U (2) 19,800 136
ADT  22,184 160
Adtalem Global Education (2) 6,300 243

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bright Horizons Family Solutions (2) 11,316 871
Carriage Services  6,600 201
Chegg (2) 16,300 266
Clear Secure, Class A  10,657 279
Coursera (2) 17,600 203
Duolingo (2) 3,683 525
Frontdoor (2) 14,450 403
Graham Holdings, Class B  341 203
Grand Canyon Education (2) 5,609 639
H&R Block  25,613 903
Laureate Education, Class A  23,200 273
Service Corp International  23,231 1,598
Strategic Education  6,125 550
Stride (2) 6,000 235
WW International (2) 19,100 79
7,767
Hotels, Restaurants & Leisure 3.4%
Airbnb, Class A (2) 55,842 6,947
Aramark  32,900 1,178
Bally's (2) 11,600 227
BJ's Restaurants (2) 4,933 144
Bloomin' Brands  11,900 305
Boyd Gaming  11,700 750
Brinker International (2) 9,079 345
Canterbury Park Holding  6,213 152
Cheesecake Factory (1) 5,840 205
Choice Hotels International  4,000 469
Churchill Downs  5,200 1,337
Chuy's Holdings (2) 6,906 248
Cracker Barrel Old Country Store (1) 1,500 170
Dave & Buster's Entertainment (2) 6,800 250
Denny's (2) 23,700 265
Dine Brands Global  5,000 338
DoorDash, Class A (2) 35,859 2,279
DraftKings, Class A (2) 69,689 1,349
Dutch Bros, Class A (1)(2) 3,300 104
Everi Holdings (2) 20,600 353
Hilton Grand Vacations (2) 14,910 663
Hyatt Hotels, Class A (2) 5,600 626
Jack in the Box  4,600 403
Light & Wonder (2) 10,530 632
Marriott Vacations Worldwide  6,490 875
Papa John's International  5,040 378
Penn Entertainment (2) 22,162 657
Planet Fitness, Class A (2) 13,226 1,027

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Red Robin Gourmet Burgers (2) 18,300 262
Red Rock Resorts, Class A (1) 9,700 432
Rush Street Interactive (2) 33,100 103
Sabre (2) 41,700 179
SeaWorld Entertainment (2) 4,767 292
Shake Shack, Class A (2) 4,200 233
Six Flags Entertainment (2) 9,800 262
Texas Roadhouse  9,400 1,016
Travel + Leisure  4,700 184
Vail Resorts  5,800 1,355
Wendy's  33,140 722
Wingstop  4,700 863
Wyndham Hotels & Resorts  11,840 803
29,382
Household Durables 1.2%
Cavco Industries (2) 900 286
Flexsteel Industries  5,600 108
GoPro, Class A (2) 25,500 128
Helen of Troy (2) 3,300 314
Hovnanian Enterprises, Class A (2) 1,684 114
Installed Building Products  4,100 467
iRobot (2) 4,900 214
KB Home  15,000 603
La-Z-Boy  9,950 289
Leggett & Platt  11,147 355
LGI Homes (2) 3,937 449
Lovesac (2) 5,600 162
M/I Homes (2) 5,670 358
MDC Holdings  4,962 193
Meritage Homes  6,800 794
Skyline Champion (2) 8,000 602
Sonos (2) 21,901 430
Taylor Morrison Home (2) 17,000 650
Tempur Sealy International  22,500 889
Toll Brothers  13,920 836
TopBuild (2) 4,926 1,025
Tri Pointe Homes (2) 18,572 470
Tupperware Brands (2) 11,420 29
Universal Electronics (2) 9,900 100
Vuzix (1)(2) 26,600 110
9,975
Leisure Products 0.6%
Acushnet Holdings  5,075 259
Brunswick  10,000 820
Malibu Boats, Class A (2) 4,300 243

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine Products  8,600 113
Mattel (2) 62,139 1,144
Peloton Interactive, Class A (2) 51,857 588
Polaris  8,440 934
Topgolf Callaway Brands (2) 17,500 378
YETI Holdings (2) 13,500 540
5,019
Specialty Retail 2.5%
1-800-Flowers.com, Class A (2) 13,368 154
Aaron's  14,168 137
Abercrombie & Fitch, Class A (2) 10,900 303
Academy Sports & Outdoors  8,600 561
American Eagle Outfitters  16,580 223
Asbury Automotive Group (2) 2,129 447
AutoNation (2) 3,204 431
Boot Barn Holdings (2) 5,300 406
Burlington Stores (2) 10,444 2,111
Caleres  6,430 139
CarParts.com (2) 32,800 175
Chewy, Class A (1)(2) 8,841 331
Conn's (2) 10,100 61
Dick's Sporting Goods  8,100 1,149
Express (1)(2) 60,000 47
Five Below (2) 8,524 1,756
Floor & Decor Holdings, Class A (2) 17,944 1,762
Foot Locker  12,803 508
Franchise Group (1) 5,600 153
GameStop, Class A (1)(2) 35,204 810
Gap (1) 31,100 312
Genesco (2) 5,100 188
Group 1 Automotive  2,800 634
Guess?  8,920 174
Hibbett  3,800 224
Leslie's (2) 24,100 265
Lithia Motors  3,600 824
Monro  7,100 351
Murphy USA  3,600 929
National Vision Holdings (2) 9,922 187
ODP (2) 7,757 349
Overstock.com (1)(2) 8,200 166
Penske Automotive Group  2,708 384
Petco Health & Wellness (2) 22,800 205
PetMed Express (1) 7,600 123
RealReal (1)(2) 51,100 64
Revolve Group (1)(2) 8,700 229

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RH (2) 2,600 633
Sally Beauty Holdings (2) 12,000 187
Signet Jewelers  7,900 614
Sleep Number (2) 5,500 167
Sonic Automotive, Class A  5,003 272
Sportsman's Warehouse Holdings (2) 9,400 80
Stitch Fix, Class A (1)(2) 25,500 130
Upbound Group  7,450 183
Urban Outfitters (2) 2,700 75
Victoria's Secret (2) 14,100 482
Vroom (1)(2) 45,600 41
Wayfair, Class A (2) 11,200 385
Williams-Sonoma  9,567 1,164
21,685
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings (2) 12,995 611
Carter's  5,900 424
Columbia Sportswear  3,462 312
Crocs (2) 8,200 1,037
Deckers Outdoor (2) 3,658 1,644
Fossil Group (2) 19,900 64
G-III Apparel Group (2) 9,000 140
Hanesbrands  42,099 221
Kontoor Brands  8,300 402
Lululemon Athletica (2) 16,935 6,168
Movado Group  6,705 193
Oxford Industries  2,200 232
PVH  5,705 509
Skechers USA, Class A (2) 21,900 1,041
Steven Madden  12,050 434
Superior Group  19,500 153
Under Armour, Class A (2) 18,600 176
Under Armour, Class C (2) 20,100 171
Vera Bradley (2) 24,500 147
Wolverine World Wide  9,300 159
14,238
Total Consumer Discretionary 102,621
CONSUMER STAPLES 2.8%
Beverages 0.2%
Boston Beer, Class A (2) 1,500 493
Celsius Holdings (2) 5,600 520
Coca-Cola Consolidated  900 482
National Beverage (2) 3,696 195

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willamette Valley Vineyards (2) 10,850 67
1,757
Consumer Staples Distribution & Retail 0.9%
Albertsons, Class A  13,878 288
Andersons  8,400 347
BJ's Wholesale Club Holdings (2) 22,513 1,713
Casey's General Stores  5,289 1,145
Chefs' Warehouse (2) 6,300 214
Grocery Outlet Holding (2) 9,632 272
Ingles Markets, Class A  3,500 310
Performance Food Group (2) 18,468 1,114
PriceSmart  3,450 247
Rite Aid (1)(2) 17,400 39
SpartanNash  8,826 219
Sprouts Farmers Market (2) 17,200 603
U.S. Foods Holding (2) 29,909 1,105
United Natural Foods (2) 9,300 245
7,861
Food Products 1.0%
B&G Foods  11,600 180
Beyond Meat (1)(2) 11,300 183
Calavo Growers  7,863 226
Cal-Maine Foods  3,164 193
Darling Ingredients (2) 26,700 1,559
Farmer Bros. (2) 12,800 49
Flowers Foods  33,083 907
Fresh Del Monte Produce  8,200 247
Freshpet (2) 4,593 304
Hain Celestial Group (2) 11,000 189
Hostess Brands (2) 19,008 473
Ingredion  8,500 865
J & J Snack Foods  1,549 230
John B. Sanfilippo & Son  2,942 285
Lancaster Colony  2,200 446
Post Holdings (2) 7,985 718
Seaboard  80 302
Simply Good Foods (2) 10,427 415
Tattooed Chef (1)(2) 38,300 54
TreeHouse Foods (2) 4,943 249
Utz Brands  8,200 135
Vital Farms (2) 17,500 268
8,477
Household Products 0.2%
Central Garden & Pet, Class A (2) 7,900 309

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energizer Holdings  9,250 321
Spectrum Brands Holdings  6,211 411
WD-40  2,500 445
1,486
Personal Care Products 0.4%
Beauty Health (2) 13,138 166
BellRing Brands (2) 17,446 593
Coty, Class A (2) 40,849 493
Edgewell Personal Care  8,050 341
elf Beauty (2) 9,099 749
Herbalife Nutrition (2) 15,900 256
Inter Parfums  3,500 498
Lifevantage  25,900 93
Medifast  1,446 150
Nu Skin Enterprises, Class A  7,016 276
USANA Health Sciences (2) 2,100 132
Veru (2) 13,600 16
3,763
Tobacco 0.1%
22nd Century Group (1)(2) 63,100 49
Universal  3,808 201
Vector Group  22,482 270
520
Total Consumer Staples 23,864
ENERGY 4.4%
Energy Equipment & Services 1.1%
Archrock  38,867 380
Cactus, Class A  11,000 454
ChampionX  27,700 751
DMC Global (2) 10,100 222
Forum Energy Technologies (2) 3,400 86
Helmerich & Payne  17,500 626
Liberty Energy, Class A  27,467 352
Mammoth Energy Services (2) 18,000 76
Nabors Industries (2) 1,900 232
Newpark Resources (2) 34,576 133
Noble (2) 13,920 549
NOV  66,100 1,223
Oceaneering International (2) 14,225 251
Patterson-UTI Energy  34,626 405
Solaris Oilfield Infrastructure, Class A  27,356 234
TechnipFMC (2) 63,381 865
TETRA Technologies (2) 32,841 87
Tidewater (2) 9,766 430

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transocean (2) 105,600 672
Valaris (2) 7,900 514
Weatherford International (2) 9,900 588
9,130
Oil, Gas & Consumable Fuels 3.3%
Adams Resources & Energy  4,341 167
Antero Midstream  52,300 549
Antero Resources (2) 40,961 946
Arch Resources  2,200 289
California Resources  11,200 431
Callon Petroleum (2) 7,253 243
Centrus Energy, Class A (2) 2,500 80
Cheniere Energy  35,027 5,520
Chesapeake Energy  14,241 1,083
Chord Energy  6,275 845
Civitas Resources  9,200 629
CNX Resources (2) 30,700 492
Comstock Resources (1) 14,200 153
CONSOL Energy  4,700 274
Crescent Energy, Class A (1) 11,120 126
CVR Energy  8,300 272
Delek U.S. Holdings  16,900 388
Denbury (2) 7,000 613
Dorian LPG  11,800 235
DT Midstream  11,600 573
Equitrans Midstream  24,895 144
Green Plains (2) 8,700 270
HF Sinclair  21,677 1,049
International Seaways  6,800 283
Kosmos Energy (2) 82,000 610
Magnolia Oil & Gas, Class A  30,071 658
Matador Resources  11,476 547
Murphy Oil  23,918 884
New Fortress Energy (1) 7,200 212
Northern Oil & Gas (1) 9,610 292
Ovintiv  35,960 1,297
PBF Energy, Class A  15,403 668
PDC Energy  16,436 1,055
Peabody Energy (2) 17,000 435
Permian Resources  36,400 382
Range Resources  37,100 982
REX American Resources (2) 6,150 176
Ring Energy (1)(2) 38,900 74
SandRidge Energy (2) 10,585 152
SM Energy  20,300 572

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southwestern Energy (2) 159,100 795
Talos Energy (2) 12,000 178
Tellurian (1)(2) 70,700 87
Texas Pacific Land  900 1,531
Uranium Energy (1)(2) 59,300 171
Vitesse Energy  4,583 87
World Fuel Services  15,300 391
27,890
Total Energy 37,020
FINANCIALS 16.0%
Banks 5.2%
1st Source  6,295 272
Ameris Bancorp  10,100 369
Arrow Financial  10,668 266
Associated Banc-Corp  28,827 518
Atlantic Union Bankshares  14,747 517
Axos Financial (2) 8,400 310
Banc of California  13,700 172
BancFirst  2,817 234
Bancorp (2) 12,300 343
Bank of Hawaii (1) 5,166 269
Bank OZK  19,000 650
BankUnited  16,018 362
Banner  3,571 194
Berkshire Hills Bancorp  10,741 269
BOK Financial  4,060 343
Brookline Bancorp  22,331 234
Cadence Bank  31,375 651
Capitol Federal Financial  20,644 139
Cathay General Bancorp  7,294 252
City Holding  4,250 386
Columbia Banking System  29,099 623
Commerce Bancshares  16,204 946
Community Bank System  9,628 505
ConnectOne Bancorp  11,183 198
Cullen/Frost Bankers  8,450 890
CVB Financial  26,706 445
Dime Community Bancshares  7,700 175
East West Bancorp  21,000 1,166
Eastern Bankshares  29,000 366
First Bancorp North Carolina  8,913 317
First BanCorp Puerto Rico  37,849 432
First Busey  11,729 239
First Citizens BancShares, Class A  1,824 1,775
First Commonwealth Financial  17,900 222

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Community Bankshares  11,825 296
First Financial  5,968 224
First Financial Bancorp  13,000 283
First Financial Bankshares  23,176 739
First Hawaiian  14,900 307
First Horizon  73,206 1,302
First Interstate BancSystem, Class A  12,942 386
First Merchants  11,013 363
First United  7,811 132
Flushing Financial  19,125 285
FNB  30,756 357
Fulton Financial  8,302 115
German American Bancorp  7,533 251
Glacier Bancorp  15,512 652
Hancock Whitney  12,400 451
Hilltop Holdings  12,398 368
Home BancShares  28,776 625
HomeStreet  8,965 161
Hope Bancorp  25,700 252
Independent Bank  6,690 439
Independent Bank Group  3,600 167
International Bancshares  8,002 343
Kearny Financial  29,937 243
Live Oak Bancshares  6,400 156
Macatawa Bank  27,534 281
MVB Financial  10,900 225
National Bank Holdings, Class A  9,000 301
NBT Bancorp  11,093 374
New York Community Bancorp  82,633 747
Nicolet Bankshares (2) 3,400 214
Northrim BanCorp  6,051 285
Northwest Bancshares  24,083 290
OceanFirst Financial  16,200 299
OFG Bancorp  12,892 322
Old National Bancorp  29,748 429
Pacific Premier Bancorp  15,900 382
PacWest Bancorp  9,812 95
Park National  2,440 289
Peapack-Gladstone Financial  6,557 194
Peoples Bancorp  9,913 255
Pinnacle Financial Partners  12,449 687
Popular  13,647 783
Preferred Bank  3,072 168
Prosperity Bancshares  12,760 785
Provident Bancorp  17,600 120
Provident Financial Services  16,823 323

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Renasant  10,652 326
S&T Bancorp  9,220 290
Sandy Spring Bancorp  11,930 310
Seacoast Banking  11,639 276
ServisFirst Bancshares  8,300 453
Simmons First National, Class A  17,010 298
Southside Bancshares  8,690 289
SouthState  12,516 892
Stock Yards Bancorp  7,181 396
Synovus Financial  23,084 712
Texas Capital Bancshares (2) 9,000 441
Tompkins Financial  3,423 227
Towne Bank  15,200 405
TriCo Bancshares  7,900 329
TrustCo Bank  7,232 231
Trustmark  13,000 321
UMB Financial  7,312 422
United Bankshares  22,100 778
United Community Banks  16,196 455
Univest Financial  12,300 292
Valley National Bancorp  45,300 419
Veritex Holdings  9,000 164
Washington Federal  5,368 162
Washington Trust Bancorp  5,200 180
Webster Financial  27,938 1,101
WesBanco  14,042 431
West BanCorp  15,800 289
Westamerica BanCorp  5,346 237
Western Alliance Bancorp  18,019 640
Western New England Bancorp  26,600 218
Wintrust Financial  5,400 394
WSFS Financial  8,550 322
44,494
Capital Markets 4.1%
Affiliated Managers Group  5,300 755
Ares Management, Class A  24,390 2,035
Artisan Partners Asset Management, Class A  9,800 313
BGC Partners, Class A  49,400 258
Blackstone  100,026 8,786
Blue Owl Capital  58,152 644
Carlyle Group  30,314 942
Cohen & Steers  3,200 205
Coinbase Global, Class A (2) 20,051 1,355
Donnelley Financial Solutions (2) 5,875 240
Evercore, Class A  5,400 623

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federated Hermes  14,500 582
Focus Financial Partners, Class A (2) 6,800 353
Hamilton Lane, Class A  5,200 385
Houlihan Lokey  7,715 675
Interactive Brokers Group, Class A  12,200 1,007
Janus Henderson Group  20,323 541
Jefferies Financial Group  27,047 858
KKR  83,992 4,411
Lazard, Class A  20,500 679
LPL Financial Holdings  11,901 2,409
Moelis, Class A  3,067 118
Morningstar  3,300 670
Open Lending, Class A (2) 37,046 261
Piper Sandler  2,550 353
PJT Partners, Class A  4,800 347
Robinhood Markets, Class A (2) 72,354 703
SEI Investments  13,256 763
StepStone Group, Class A  10,977 266
Stifel Financial  15,229 900
StoneX Group (2) 4,481 464
Tradeweb Markets, Class A  17,148 1,355
U.S. Global Investors, Class A  26,700 70
Virtu Financial, Class A  14,596 276
Virtus Investment Partners  1,832 349
34,951
Consumer Finance 0.7%
Ally Financial  35,725 911
Bread Financial Holdings  6,900 209
Credit Acceptance (2) 1,000 436
Encore Capital Group (2) 5,000 252
Enova International (2) 3,339 148
EZCORP, Class A (2) 24,495 211
FirstCash Holdings  4,138 395
Green Dot, Class A (2) 9,800 168
LendingClub (2) 26,638 192
LendingTree (2) 5,225 139
Navient  20,000 320
OneMain Holdings  19,800 734
PRA Group (2) 6,206 242
PROG Holdings (2) 11,535 274
SLM  40,500 502
SoFi Technologies (2) 99,028 601
Upstart Holdings (1)(2) 10,800 172
5,906

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services 2.5%
Affirm Holdings (2) 29,702 335
Apollo Global Management  65,200 4,118
AppTech Payments (1)(2) 23,100 35
Block, Class A (2) 76,616 5,260
Cannae Holdings (2) 9,900 200
Corebridge Financial  17,001 272
Equitable Holdings  56,626 1,438
Essent Group  8,874 355
Euronet Worldwide (2) 6,189 693
EVERTEC  12,500 422
Federal Agricultural Mortgage, Class C  2,028 270
Flywire (2) 8,929 262
Jackson Financial, Class A  7,517 281
Marqeta, Class A (2) 69,400 317
MGIC Investment  44,400 596
MoneyGram International (2) 17,700 184
Mr Cooper Group (2) 8,885 364
NMI Holdings, Class A (2) 16,800 375
Ocwen Financial (2) 4,762 129
Payoneer Global (2) 60,600 381
PennyMac Financial Services  6,065 361
Radian Group  15,658 346
Rocket, Class A (2) 15,600 141
Shift4 Payments, Class A (1)(2) 8,200 622
Toast, Class A (2) 42,493 754
UWM Holdings (1) 58,800 289
Voya Financial  16,575 1,184
Walker & Dunlop  5,000 381
Western Union  36,513 407
WEX (2) 5,889 1,083
21,855
Insurance 2.7%
Ambac Financial Group (2) 14,700 228
American Equity Investment Life Holding  11,000 401
American Financial Group  8,910 1,083
Argo Group International Holdings  7,622 223
Assured Guaranty  10,800 543
Axis Capital Holdings  15,073 822
Brighthouse Financial (2) 11,700 516
BRP Group, Class A (2) 12,000 306
CNO Financial Group  18,700 415
eHealth (2) 12,500 117
Enstar Group (2) 2,500 579
Erie Indemnity, Class A  3,407 789

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fidelity National Financial  37,731 1,318
First American Financial  14,430 803
Genworth Financial, Class A (2) 88,600 445
GoHealth, Class A (1)(2) 2,250 37
Hanover Insurance Group  5,676 729
Hippo Holdings (1)(2) 6,300 102
Horace Mann Educators  7,210 241
James River Group Holdings  7,500 155
Kemper  13,390 732
Kinsale Capital Group  2,252 676
Markel (2) 1,979 2,528
MBIA (2) 13,200 122
Mercury General  5,600 178
National Western Life Group, Class A  608 147
Old Republic International  31,793 794
Oscar Health, Class A (2) 22,100 145
Palomar Holdings (2) 6,096 336
Primerica  6,600 1,137
ProAssurance  13,640 252
Reinsurance Group of America  9,720 1,290
RenaissanceRe Holdings  7,400 1,483
RLI  3,768 501
Root, Class A (1)(2) 16,705 75
Ryan Specialty Group Holdings (2) 8,292 334
Safety Insurance Group  3,086 230
Selective Insurance Group  8,670 826
Stewart Information Services  4,480 181
Trupanion (2) 789 34
United Fire Group  7,638 203
Unum Group  23,800 942
White Mountains Insurance Group  411 566
23,564
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT (2) 16,332 159
AGNC Investment, REIT (1) 58,193 587
Annaly Capital Management, REIT  68,230 1,304
Apollo Commercial Real Estate Finance, REIT  5,900 55
Arbor Realty Trust, REIT (1) 7,100 81
Ares Commercial Real Estate, REIT (1) 23,100 210
Arlington Asset Investment, Class A, REIT (1)(2) 32,800 94
ARMOUR Residential REIT, REIT (1) 20,500 108
Blackstone Mortgage Trust, Class A, REIT (1) 13,509 241
BrightSpire Capital, REIT  31,500 186
Cherry Hill Mortgage Investment, REIT (1) 19,062 105
Chimera Investment, REIT (1) 36,100 204

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Claros Mortgage Trust  22,453 261
Dynex Capital, REIT  3,700 45
Hannon Armstrong Sustainable Infrastructure Capital, REIT (1) 16,476 471
Invesco Mortgage Capital, REIT  9,260 103
Ladder Capital, REIT  27,500 260
MFA Financial, REIT  28,122 279
PennyMac Mortgage Investment Trust, REIT  21,600 266
Ready Capital, REIT (1) 13,636 139
Redwood Trust, REIT  33,367 225
Rithm Capital, REIT  38,250 306
Starwood Property Trust, REIT (1) 43,800 775
TPG RE Finance Trust, REIT  26,100 189
Two Harbors Investment, REIT  13,200 194
6,847
Total Financials 137,617
HEALTH CARE 12.9%
Biotechnology 5.6%
4D Molecular Therapeutics (2) 5,689 98
Aadi Bioscience (2) 6,779 49
ACADIA Pharmaceuticals (2) 28,300 533
Adamas Pharmaceuticals, CVR (2)(3) 26,000 4
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —
Agenus (2) 68,600 104
Agios Pharmaceuticals (2) 11,100 255
Akero Therapeutics (2) 4,400 168
Aldeyra Therapeutics (2) 24,177 240
Alector (2) 13,300 82
Alkermes (2) 27,600 778
Allakos (2) 19,459 87
Alnylam Pharmaceuticals (2) 17,900 3,586
Altimmune (2) 10,800 46
Amicus Therapeutics (2) 41,500 460
Anavex Life Sciences (1)(2) 13,100 112
Annovis Bio (1)(2) 4,800 74
Apellis Pharmaceuticals (2) 17,236 1,137
Arcellx (2) 4,100 126
Arcturus Therapeutics Holdings (2) 5,700 137
Arcus Biosciences (2) 9,900 181
Arrowhead Pharmaceuticals (2) 16,000 406
Atara Biotherapeutics (2) 34,100 99
Avid Bioservices (2) 12,400 233
Avidity Biosciences (2) 10,100 155
Beam Therapeutics (1)(2) 9,900 303
BioCryst Pharmaceuticals (2) 25,775 215
Biohaven (2) 9,664 132

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BioMarin Pharmaceutical (2) 26,090 2,537
Blueprint Medicines (2) 10,500 472
Bridgebio Pharma (2) 19,005 315
C4 Therapeutics (2) 12,400 39
Cabaletta Bio (2) 7,400 61
CareDx (2) 9,600 88
Celldex Therapeutics (2) 7,300 263
CEL-SCI (1)(2) 26,800 62
Cerevel Therapeutics Holdings (1)(2) 11,300 276
Cogent Biosciences (2) 11,400 123
CRISPR Therapeutics (1)(2) 10,118 458
Cullinan Oncology (2) 8,900 91
Curis (1)(2) 73,500 44
Cytokinetics (1)(2) 15,296 538
Denali Therapeutics (2) 15,000 346
Dynavax Technologies (2) 17,700 174
Editas Medicine (2) 8,900 64
Emergent BioSolutions (2) 7,800 81
Enanta Pharmaceuticals (2) 4,500 182
EQRx (2) 36,600 71
Exact Sciences (2) 23,900 1,621
Exelixis (2) 50,990 990
Fate Therapeutics (2) 12,200 70
FibroGen (2) 11,700 218
G1 Therapeutics (1)(2) 17,755 48
Generation Bio (2) 20,600 89
Gritstone bio (1)(2) 26,900 75
Halozyme Therapeutics (2) 20,700 790
Horizon Therapeutics (2) 32,200 3,514
IGM Biosciences (1)(2) 9,200 126
ImmunoGen (2) 35,400 136
Immunovant (2) 8,600 133
Insmed (2) 25,421 433
Intellia Therapeutics (2) 12,800 477
Intercept Pharmaceuticals (2) 8,631 116
Invivyd (2) 37,975 46
Ionis Pharmaceuticals (2) 26,485 947
Iovance Biotherapeutics (2) 26,288 161
Ironwood Pharmaceuticals (2) 17,120 180
IVERIC bio (2) 17,400 423
KalVista Pharmaceuticals (2) 21,400 168
Karuna Therapeutics (2) 5,019 912
Karyopharm Therapeutics (2) 26,700 104
Keros Therapeutics (2) 5,000 213
Krystal Biotech (2) 3,000 240
Kymera Therapeutics (2) 10,400 308

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lexicon Pharmaceuticals (2) 50,600 123
Ligand Pharmaceuticals (2) 2,286 168
Lineage Cell Therapeutics (1)(2) 89,100 134
Madrigal Pharmaceuticals (2) 889 215
MannKind (2) 46,400 190
Mirati Therapeutics (2) 7,053 262
Morphic Holding (2) 6,900 260
Myriad Genetics (2) 14,280 332
Natera (2) 15,400 855
Neurocrine Biosciences (2) 15,102 1,529
Novavax (1)(2) 11,450 79
Nurix Therapeutics (2) 11,800 105
Nuvalent, Class A (2) 4,800 125
Ocugen (2) 62,400 53
Olema Pharmaceuticals (2) 18,300 63
Ovid therapeutics (2) 27,500 71
PMV Pharmaceuticals (2) 16,500 79
Point Biopharma Global (2) 20,600 150
Praxis Precision Medicines (1)(2) 32,800 27
Precigen (2) 107,400 114
Prometheus Biosciences (2) 5,478 588
Prothena (2) 9,118 442
PTC Therapeutics (2) 12,400 601
RAPT Therapeutics (2) 7,200 132
Recursion Pharmaceuticals, Class A (2) 22,400 149
REGENXBIO (2) 6,421 121
Relay Therapeutics (2) 12,800 211
Replimune Group (2) 13,700 242
REVOLUTION Medicines (2) 14,800 321
Rhythm Pharmaceuticals (2) 7,300 130
Rigel Pharmaceuticals (2) 80,100 106
Rocket Pharmaceuticals (2) 11,599 199
Sage Therapeutics (2) 8,700 365
Sana Biotechnology (1)(2) 29,700 97
Sangamo Therapeutics (2) 73,100 129
Sarepta Therapeutics (2) 12,416 1,711
Scholar Rock Holding (2) 14,814 118
Seagen (2) 19,930 4,035
SELLAS Life Sciences Group (1)(2) 17,100 24
Shattuck Labs (2) 19,300 57
SpringWorks Therapeutics (2) 7,700 198
Syros Pharmaceuticals (1)(2) 22,550 60
TCR2 Therapeutics (2) 48,900 73
TG Therapeutics (2) 20,900 314
Travere Therapeutics (2) 10,200 229
Twist Bioscience (2) 8,600 130

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ultragenyx Pharmaceutical (2) 13,100 525
United Therapeutics (2) 6,500 1,456
Vaxcyte (2) 8,964 336
VBI Vaccines (1)(2) 146,800 44
Veracyte (2) 8,500 190
Vericel (2) 5,805 170
Verve Therapeutics (2) 6,600 95
Vir Biotechnology (2) 12,400 289
Viridian Therapeutics (2) 7,900 201
Voyager Therapeutics (2) 13,200 102
Xencor (2) 11,538 322
XOMA (1)(2) 6,534 138
Zentalis Pharmaceuticals (2) 9,100 156
48,363
Health Care Equipment & Supplies 2.5%
Artivion (2) 11,550 151
Asensus Surgical (1)(2) 185,500 122
AtriCure (2) 9,700 402
Avanos Medical (2) 9,042 269
Axonics (2) 6,400 349
Butterfly Network (1)(2) 38,100 72
Cardiovascular Systems (2) 12,100 240
Cerus (2) 39,200 116
ClearPoint Neuro (2) 17,700 149
CONMED  4,950 514
Enovis (2) 6,714 359
Envista Holdings (2) 25,800 1,055
Figs, Class A (2) 19,600 121
Glaukos (2) 8,600 431
Globus Medical, Class A (2) 11,300 640
Haemonetics (2) 6,800 563
Heska (2) 2,200 215
ICU Medical (2) 1,600 264
Inari Medical (2) 10,455 646
Inogen (2) 9,500 119
Inspire Medical Systems (2) 5,000 1,170
Integer Holdings (2) 3,850 298
Integra LifeSciences Holdings (2) 9,900 568
iRhythm Technologies (2) 5,836 724
Lantheus Holdings (2) 10,700 883
LivaNova (2) 5,300 231
Masimo (2) 6,000 1,107
Merit Medical Systems (2) 6,806 503
Mesa Laboratories  1,400 245
Neogen (2) 32,132 595

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nevro (2) 7,746 280
Novocure (2) 13,795 830
NuVasive (2) 8,000 331
Omnicell (2) 8,020 471
OraSure Technologies (2) 31,875 193
Orthofix Medical (2) 11,780 197
Penumbra (2) 6,380 1,778
PROCEPT BioRobotics (2) 5,200 148
Pulmonx (2) 11,500 129
QuidelOrtho (2) 6,900 615
Senseonics Holdings (1)(2) 83,400 59
Shockwave Medical (2) 5,400 1,171
Silk Road Medical (2) 10,000 391
STAAR Surgical (2) 7,700 492
Tactile Systems Technology (2) 10,650 175
Tandem Diabetes Care (2) 11,300 459
TransMedics Group (2) 4,600 348
Zimvie (2) 7,400 54
21,242
Health Care Providers & Services 1.8%
Acadia Healthcare (2) 13,300 961
Accolade (2) 14,200 204
AdaptHealth (1)(2) 11,800 147
agilon health (1)(2) 31,818 756
Amedisys (2) 5,600 412
AMN Healthcare Services (2) 6,505 540
Apollo Medical Holdings (2) 7,600 277
Aveanna Healthcare Holdings (1)(2) 51,000 53
Brookdale Senior Living (2) 64,400 190
Cano Health (1)(2) 41,600 38
CareMax (2) 31,000 83
Castle Biosciences (2) 4,600 104
Chemed  2,100 1,129
Community Health Systems (2) 24,200 119
CorVel (2) 2,150 409
Encompass Health  13,400 725
Enhabit (2) 11,500 160
Ensign Group  8,800 841
Guardant Health (1)(2) 16,600 389
HealthEquity (2) 12,700 746
Hims & Hers Health (2) 28,305 281
Invitae (1)(2) 24,600 33
ModivCare (2) 2,700 227
National HealthCare  2,604 151
National Research  4,572 199

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NeoGenomics (2) 22,200 386
Oak Street Health (2) 18,300 708
OPKO Health (1)(2) 101,686 148
Option Care Health (2) 20,300 645
Owens & Minor (2) 12,100 176
Patterson  11,719 314
Pediatrix Medical Group (2) 6,500 97
Pennant Group (2) 12,250 175
Premier, Class A  10,080 326
Privia Health Group (2) 8,400 232
Progyny (2) 11,600 373
R1 RCM (2) 15,900 238
RadNet (2) 10,200 255
Select Medical Holdings  23,103 597
Surgery Partners (2) 10,700 369
Tenet Healthcare (2) 15,700 933
15,146
Health Care Technology 0.8%
CareCloud (2) 23,700 79
Certara (2) 19,200 463
Doximity, Class A (1)(2) 15,191 492
Evolent Health, Class A (2) 12,700 412
Health Catalyst (2) 12,900 151
HealthStream (2) 9,300 252
Multiplan (1)(2) 77,800 82
NextGen Healthcare (2) 16,000 279
Phreesia (2) 10,300 333
Schrodinger (2) 9,500 250
Sharecare (2) 87,200 124
Teladoc Health (2) 14,962 387
Veeva Systems, Class A (2) 20,090 3,692
6,996
Life Sciences Tools & Services 1.0%
10X Genomics, Class A (2) 13,700 764
Adaptive Biotechnologies (2) 25,700 227
Avantor (2) 95,737 2,024
Azenta (2) 10,900 486
BioLife Solutions (2) 5,100 111
Bruker  15,050 1,187
Codexis (2) 33,100 137
CryoPort (2) 8,000 192
Maravai LifeSciences Holdings, Class A (2) 19,000 266
Medpace Holdings (2) 3,700 696
NanoString Technologies (2) 14,934 148
Omniab, Earn Out Shares $12.50 (2) 525 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $15.00 (2) 525 —
Pacific Biosciences of California (1)(2) 38,800 449
Personalis (2) 37,100 102
Quantum-Si (2) 30,000 53
Repligen (2) 7,800 1,313
Seer (2) 13,900 54
Sotera Health (2) 12,200 219
Syneos Health (2) 10,200 363
8,791
Pharmaceuticals 1.2%
Aclaris Therapeutics (2) 16,300 132
Amylyx Pharmaceuticals (2) 5,900 173
Arvinas (2) 9,057 247
Atea Pharmaceuticals (2) 25,500 85
Axsome Therapeutics (1)(2) 5,000 308
Cassava Sciences (1)(2) 7,600 183
Collegium Pharmaceutical (2) 11,000 264
Corcept Therapeutics (2) 14,800 321
DICE Therapeutics (2) 5,600 160
Elanco Animal Health (2) 79,738 750
Evolus (1)(2) 15,500 131
Fulcrum Therapeutics (2) 15,000 43
Harmony Biosciences Holdings (2) 5,000 163
Harrow Health (2) 9,900 209
Innoviva (2) 17,400 196
Intra-Cellular Therapies (2) 13,192 714
Jazz Pharmaceuticals (2) 7,500 1,097
Lipocine (2) 90,600 29
Nektar Therapeutics (2) 57,800 41
NGM Biopharmaceuticals (2) 34,200 140
Nuvation Bio (2) 78,500 130
Pacira BioSciences (2) 7,100 290
Perrigo  18,403 660
Phibro Animal Health, Class A  9,514 146
Pliant Therapeutics (2) 7,100 189
Prestige Consumer Healthcare (2) 8,571 537
Reata Pharmaceuticals, Class A (2) 4,073 370
Revance Therapeutics (2) 15,300 493
Royalty Pharma, Class A  50,812 1,831
Scilex Holding (1)(2) 10,602 83
Supernus Pharmaceuticals (2) 6,900 250
TEVA Pharm, Rights, 1/2/2024 (1)(2)(3) 81,200 —
Ventyx Biosciences (2) 4,200 141
WaVe Life Sciences (1)(2) 18,400 80

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xeris Biopharma Holdings, CVR (2)(3) 36,100 12
10,598
Total Health Care 111,136
INDUSTRIALS & BUSINESS SERVICES 16.8%
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings (2) 14,410 809
AeroVironment (2) 3,900 357
Astra Space (1)(2) 222,300 95
Axon Enterprise (2) 9,579 2,154
BWX Technologies  13,037 822
Curtiss-Wright  6,000 1,058
HEICO  4,211 720
HEICO, Class A  9,825 1,335
Hexcel  10,100 689
Kaman  9,933 227
Maxar Technologies  12,000 613
Mercury Systems (2) 7,900 404
Moog, Class A  5,630 567
National Presto Industries  4,019 290
Park Aerospace  15,200 204
Parsons (2) 4,600 206
Spirit AeroSystems Holdings, Class A (1) 19,414 670
Triumph Group (2) 21,900 254
V2X (2) 2,879 114
Virgin Galactic Holdings (2) 33,000 134
Woodward  7,000 682
12,404
Air Freight & Logistics 0.2%
Air Transport Services Group (2) 12,200 254
Forward Air  3,500 377
GXO Logistics (2) 19,300 974
Hub Group, Class A (2) 5,300 445
2,050
Building Products 1.7%
AAON  6,090 589
Advanced Drainage Systems  8,791 740
Alpha Pro Tech (2) 16,000 67
Apogee Enterprises  3,152 136
Armstrong World Industries  8,300 591
AZEK (2) 11,506 271
AZZ  4,929 203
Builders FirstSource (2) 21,608 1,918
Carlisle  6,320 1,429
CSW Industrials  2,400 333

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortune Brands Innovations  14,113 829
Gibraltar Industries (2) 6,800 330
Griffon  10,500 336
Hayward Holdings (2) 13,400 157
JELD-WEN Holding (2) 11,900 151
Lennox International  4,603 1,157
Masonite International (2) 3,900 354
Owens Corning  13,900 1,332
PGT Innovations (2) 15,419 387
Resideo Technologies (2) 22,644 414
Simpson Manufacturing  5,600 614
Trex (2) 18,200 886
UFP Industries  8,770 697
Zurn Elkay Water Solutions  19,800 423
14,344
Commercial Services & Supplies 1.0%
ABM Industries  11,150 501
ACCO Brands  30,789 164
ACV Auctions, Class A (2) 19,300 249
Aurora Innovation (1)(2) 76,197 106
Brady, Class A  9,500 510
Brink's  7,749 518
Casella Waste Systems, Class A (2) 7,375 610
Cimpress (2) 3,800 167
Clean Harbors (2) 7,200 1,026
CoreCivic (2) 24,596 226
Ennis  11,153 235
GEO Group (1)(2) 29,295 231
Harsco (2) 24,760 169
HNI  7,580 211
Interface  8,600 70
KAR Auction Services (2) 20,400 279
Kimball International, Class B  13,302 165
MillerKnoll  9,500 194
MSA Safety  5,500 734
Pitney Bowes  63,200 246
Quad/Graphics (2) 32,100 138
Stericycle (2) 14,300 624
Tetra Tech  7,150 1,050
UniFirst  1,501 265
Viad (2) 7,325 153
8,841
Construction & Engineering 1.3%
AECOM  20,122 1,697
Ameresco, Class A (2) 5,200 256

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
API Group (2) 23,900 537
Arcosa  6,887 435
Comfort Systems USA  5,798 846
Construction Partners, Class A (2) 7,161 193
Dycom Industries (2) 2,923 274
EMCOR Group  8,060 1,310
Fluor (2) 16,198 501
Granite Construction  7,114 292
MasTec (2) 8,950 845
Matrix Service (2) 15,211 82
MDU Resources Group  26,791 817
MYR Group (2) 1,800 227
Primoris Services  11,600 286
Sterling Infrastructure (2) 7,063 267
Valmont Industries  3,400 1,086
WillScot Mobile Mini Holdings (2) 33,237 1,558
11,509
Electrical Equipment 1.6%
Acuity Brands  5,000 914
American Superconductor (2) 40,100 197
Array Technologies (2) 23,400 512
Atkore (2) 6,300 885
Blink Charging (1)(2) 12,500 108
Bloom Energy, Class A (2) 28,400 566
ChargePoint Holdings (1)(2) 32,055 336
Encore Wire  3,000 556
Energy Vault Holdings (1)(2) 32,400 69
EnerSys  4,800 417
Enovix (1)(2) 18,800 280
FTC Solar (1)(2) 34,300 77
FuelCell Energy (1)(2) 51,600 147
GrafTech International  50,500 245
Hubbell  7,533 1,833
LSI Industries  16,993 237
nVent Electric  26,200 1,125
Plug Power (1)(2) 66,500 779
Regal Rexnord  8,547 1,203
Sensata Technologies Holding  21,500 1,076
SES AI (1)(2) 37,900 112
Shoals Technologies Group, Class A (2) 21,446 489
Stem (1)(2) 18,500 105
SunPower (1)(2) 11,300 156
Sunrun (2) 27,405 552
Sunworks (1)(2) 50,900 73
Thermon Group Holdings (2) 4,000 100

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vertiv Holdings  36,850 527
Vicor (2) 4,000 188
13,864
Ground Transportation 2.0%
ArcBest  3,500 324
Avis Budget Group (2) 3,751 731
Covenant Logistics Group  6,100 216
Heartland Express  17,323 276
Hertz Global Holdings (1)(2) 26,384 430
Knight-Swift Transportation Holdings  24,292 1,374
Landstar System  5,400 968
Lyft, Class A (2) 38,100 353
Marten Transport  8,800 184
RXO (2) 15,500 304
Ryder System  5,075 453
Saia (2) 4,400 1,197
Uber Technologies (2) 282,867 8,967
U-Haul Holding  11,400 591
U-Haul Holding (1) 1,200 72
Werner Enterprises  7,353 335
XPO (2) 15,500 494
17,269
Machinery 3.1%
3D Systems (2) 31,850 341
AGCO  8,650 1,169
Alamo Group  2,700 497
Albany International, Class A  5,803 519
Allison Transmission Holdings  7,141 323
Astec Industries  4,900 202
Barnes Group  6,200 250
Chart Industries (2) 5,751 721
Commercial Vehicle Group (2) 25,000 183
Crane Holdings  6,841 776
Desktop Metal, Class A (1)(2) 50,600 116
Donaldson  17,842 1,166
Douglas Dynamics  8,300 265
Enerpac Tool Group  11,000 281
EnPro Industries  2,753 286
Esab  8,014 473
ESCO Technologies  3,070 293
Evoqua Water Technologies (2) 17,700 880
Federal Signal  10,700 580
Flowserve  13,281 452
Franklin Electric  4,100 386
Graco  20,198 1,475

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Greenbrier  6,800 219
Helios Technologies  6,000 392
Hillenbrand  8,861 421
Hurco  10,300 261
Hydrofarm Holdings Group (2) 47,100 81
Hyliion Holdings (1)(2) 44,400 88
Hyster-Yale Materials Handling  4,500 225
ITT  9,500 820
John Bean Technologies  5,472 598
Kadant  1,100 229
Kennametal  4,200 116
Lincoln Electric Holdings  7,037 1,190
Microvast Holdings (2) 83,700 104
Middleby (2) 9,135 1,339
Mueller Industries  7,400 544
Mueller Water Products, Class A  37,943 529
NN (2) 41,800 45
Oshkosh  7,600 632
Park-Ohio Holdings  5,400 65
Proterra (1)(2) 31,700 48
Proto Labs (2) 7,900 262
RBC Bearings (2) 4,600 1,071
Shyft Group  8,300 189
SPX Technologies (2) 8,705 614
Tennant  2,800 192
Terex  10,200 493
Timken  11,750 960
Titan International (2) 14,250 149
Toro  17,127 1,904
Trinity Industries  9,658 235
Wabash National  12,400 305
Watts Water Technologies, Class A  3,450 581
26,535
Marine Transportation 0.1%
Kirby (2) 10,300 718
Matson  7,350 439
1,157
Passenger Airlines 0.2%
Allegiant Travel (2) 2,500 230
Frontier Group Holdings (2) 9,000 89
JetBlue Airways (2) 37,100 270
Joby Aviation (1)(2) 54,700 237
SkyWest (2) 6,130 136
Spirit Airlines  16,900 290

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Country Airlines Holdings (2) 6,200 127
1,379
Professional Services 2.4%
Alight, Class A (2) 47,800 440
ASGN (2) 7,150 591
Booz Allen Hamilton Holding  19,400 1,798
CACI International, Class A (2) 3,400 1,007
CBIZ (2) 9,577 474
Clarivate (2) 54,240 509
Concentrix  6,200 754
Conduent (2) 46,600 160
CRA International  1,873 202
CSG Systems International  1,820 98
Dun & Bradstreet Holdings  32,362 380
ExlService Holdings (2) 5,400 874
Exponent  8,100 807
FTI Consulting (2) 5,869 1,158
Genpact  18,800 869
Huron Consulting Group (2) 3,160 254
ICF International  3,017 331
Innodata (2) 17,300 148
Insperity  4,900 596
KBR  17,976 990
Kforce  3,228 204
Korn Ferry  9,100 471
ManpowerGroup  7,142 589
Mastech Digital (2) 11,282 139
Maximus  9,200 724
Science Applications International  7,755 833
SS&C Technologies Holdings  35,609 2,011
TaskUS, Class A (2) 5,600 81
TransUnion  31,493 1,957
TriNet Group (2) 4,200 339
TrueBlue (2) 7,900 141
TTEC Holdings  3,390 126
Upwork (2) 20,600 233
Verra Mobility (2) 23,900 404
Willdan Group (2) 8,700 136
20,828
Trading Companies & Distributors 1.8%
Air Lease  14,425 568
Applied Industrial Technologies  5,644 802
Beacon Roofing Supply (2) 6,100 359
BlueLinx Holdings (2) 2,100 143
Boise Cascade  7,500 474

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distribution Solutions Group (2) 5,400 246
Ferguson  29,744 3,978
FTAI Aviation  10,821 303
GATX  5,450 600
GMS (2) 7,685 445
H&E Equipment Services  4,526 200
Herc Holdings  3,855 439
McGrath RentCorp  4,300 401
MRC Global (2) 20,600 200
MSC Industrial Direct, Class A  3,800 319
NOW (2) 27,700 309
Rush Enterprises, Class A  5,011 274
SiteOne Landscape Supply (2) 7,400 1,013
Titan Machinery (2) 6,900 210
Triton International  6,600 417
Univar Solutions (2) 24,300 851
Veritiv  1,800 243
Watsco (1) 4,200 1,336
WESCO International  6,258 967
Willis Lease Finance (2) 3,600 197
Xometry, Class A (2) 700 11
15,305
Total Industrials & Business Services 145,485
INFORMATION TECHNOLOGY 17.7%
Communications Equipment 0.6%
Calix (2) 9,200 493
Ciena (2) 18,900 993
Clearfield (2) 2,865 133
CommScope Holding (2) 39,600 252
Comtech Telecommunications  3,943 49
Digi International (2) 7,597 256
Extreme Networks (2) 11,446 219
Infinera (1)(2) 37,300 289
KVH Industries (2) 17,363 198
Lumentum Holdings (2) 11,260 608
NETGEAR (2) 5,550 103
NetScout Systems (2) 9,400 269
Ribbon Communications (2) 55,900 191
Ubiquiti  552 150
Viasat (1)(2) 13,800 467
Viavi Solutions (2) 35,800 388
5,058
Electronic Equipment, Instruments & Components 2.1%
Advanced Energy Industries  5,750 563

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aeva Technologies (2) 64,700 77
Arlo Technologies (2) 23,952 145
Arrow Electronics (2) 7,975 996
Avnet  11,150 504
Badger Meter  4,400 536
Belden  6,763 587
Benchmark Electronics  5,799 137
Cognex  25,700 1,273
Coherent (2) 16,747 638
CTS  7,158 354
ePlus (2) 2,879 141
Fabrinet (2) 6,000 713
FARO Technologies (2) 5,900 145
Insight Enterprises (2) 5,150 736
IPG Photonics (2) 4,400 543
Itron (2) 6,200 344
Jabil  17,100 1,508
Kimball Electronics (2) 10,770 260
Knowles (2) 20,700 352
Lightwave Logic (1)(2) 21,200 111
Littelfuse  4,139 1,110
Luna Innovations (2) 20,615 148
Methode Electronics  7,250 318
MicroVision (1)(2) 42,600 114
National Instruments  18,225 955
Novanta (2) 5,451 867
OSI Systems (2) 1,938 198
Ouster (1)(2) 90,161 75
PC Connection  4,800 216
Plexus (2) 4,260 416
Rogers (2) 2,650 433
Sanmina (2) 9,900 604
ScanSource (2) 8,500 259
TD SYNNEX  4,300 416
Vishay Intertechnology  6,278 142
Vishay Precision Group (2) 3,522 147
Vontier  26,600 727
17,808
IT Services 2.2%
BigCommerce Holdings, Series 1 (2) 8,685 78
Cloudflare, Class A (2) 38,850 2,396
Cyxtera Technologies (1)(2) 60,200 18
DigitalOcean Holdings (1)(2) 6,954 272
Fastly, Class A (1)(2) 18,200 323
GoDaddy, Class A (2) 23,275 1,809

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grid Dynamics Holdings (2) 9,400 108
Hackett Group  3,273 61
Kratos Defense & Security Solutions (2) 34,100 460
Kyndryl Holdings (2) 27,200 401
MongoDB (2) 10,813 2,521
Okta (2) 21,174 1,826
Perficient (2) 5,700 411
Rackspace Technology (1)(2) 24,400 46
Snowflake, Class A (2) 40,725 6,283
Twilio, Class A (2) 22,600 1,506
Unisys (2) 28,200 109
18,628
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Class A (2) 10,800 126
Allegro MicroSystems (2) 5,229 251
Alpha & Omega Semiconductor (2) 5,600 151
Ambarella (2) 3,300 256
Amkor Technology  15,120 393
Atomera (1)(2) 17,400 111
Axcelis Technologies (2) 2,944 392
Cirrus Logic (2) 8,740 956
Cohu (2) 10,300 395
Diodes (2) 5,950 552
Entegris  20,977 1,720
FormFactor (2) 13,200 420
Impinj (2) 3,600 488
Kopin (2) 81,900 89
Kulicke & Soffa Industries  10,700 564
Lattice Semiconductor (2) 16,500 1,576
MACOM Technology Solutions Holdings (2) 9,600 680
Marvell Technology  127,279 5,511
MaxLinear (2) 11,870 418
Meta Materials (1)(2) 92,600 38
MKS Instruments  7,600 674
NVE  3,600 299
Onto Innovation (2) 8,400 738
Photronics (2) 7,450 124
Pixelworks (1)(2) 62,300 92
Power Integrations  8,122 687
Rambus (2) 19,200 984
Semtech (2) 16,500 398
Silicon Laboratories (2) 5,100 893
SiTime (2) 2,500 356
Synaptics (2) 5,575 620
Universal Display  6,169 957

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolfspeed (2) 17,200 1,117
23,026
Software 9.6%
8x8 (2) 43,100 180
ACI Worldwide (2) 13,554 366
Adeia  22,764 202
Agilysys (2) 4,295 354
Alarm.com Holdings (2) 9,850 495
Altair Engineering, Class A (2) 8,111 585
Alteryx, Class A (2) 6,800 400
Appfolio, Class A (2) 826 103
Appian, Class A (2) 8,800 391
AppLovin, Class A (2) 23,312 367
Asana, Class A (2) 9,198 194
Aspen Technology (2) 4,210 964
Asure Software (2) 19,300 280
Atlassian, Class A (2) 22,482 3,848
Bentley Systems, Class B  23,735 1,020
BILL Holdings (2) 16,183 1,313
Black Knight (2) 23,452 1,350
Blackbaud (2) 8,700 603
Blackline (2) 5,582 375
Box, Class A (2) 18,700 501
C3.ai, Class A (1)(2) 10,200 342
Cerence (2) 9,888 278
CommVault Systems (2) 5,300 301
Confluent, Class A (2) 24,447 588
Consensus Cloud Solutions (2) 2,767 94
Crowdstrike Holdings, Class A (2) 29,803 4,091
Datadog, Class A (2) 35,900 2,609
Digimarc (1)(2) 8,200 161
Digital Turbine (2) 16,200 200
DocuSign (2) 30,001 1,749
Dolby Laboratories, Class A  9,140 781
Domo, Class B (2) 7,700 109
Dropbox, Class A (2) 40,048 866
Dynatrace (2) 32,573 1,378
E2open Parent Holdings (2) 42,200 246
Elastic (2) 7,900 457
Envestnet (2) 5,800 340
Everbridge (2) 6,587 228
Five9 (2) 9,410 680
Freshworks, Class A (2) 22,858 351
Gitlab, Class A (2) 8,200 281
Guidewire Software (2) 13,442 1,103

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HashiCorp, Class A (2) 15,662 459
HubSpot (2) 7,100 3,044
Intellicheck (2) 19,500 49
InterDigital  5,460 398
Jamf Holding (2) 10,900 212
LivePerson (2) 20,453 90
LiveRamp Holdings (2) 9,100 200
Manhattan Associates (2) 10,640 1,648
Marathon Digital Holdings (1)(2) 12,400 108
Matterport (2) 63,300 173
MicroStrategy, Class A (1)(2) 1,356 396
Mitek Systems (2) 18,497 177
Momentive Global (2) 29,300 273
N-able (2) 18,150 240
nCino (2) 12,431 308
NCR (2) 12,067 285
New Relic (2) 7,200 542
Nutanix, Class A (2) 29,350 763
Olo, Class A (2) 18,700 153
ON24 (2) 27,500 241
PagerDuty (2) 18,300 640
Palantir Technologies, Class A (2) 230,400 1,947
Palo Alto Networks (2) 42,850 8,559
Paylocity Holding (2) 6,939 1,379
Pegasystems  5,500 267
Procore Technologies (2) 12,930 810
Progress Software  6,200 356
PROS Holdings (2) 9,200 252
Q2 Holdings (2) 10,900 268
Qualtrics International, Class A (2) 24,884 444
Qualys (2) 4,500 585
Rapid7 (2) 8,404 386
RingCentral, Class A (2) 7,900 242
Riot Platforms (1)(2) 21,600 216
Samsara, Class A (2) 14,039 277
SentinelOne, Class A (2) 42,948 703
Smartsheet, Class A (2) 19,436 929
SolarWinds (2) 18,150 156
Splunk (2) 21,441 2,056
Sprout Social, Class A (1)(2) 7,300 444
SPS Commerce (2) 5,919 901
Sumo Logic (2) 15,316 183
Telos (2) 27,006 68
Tenable Holdings (2) 15,964 758
Teradata (2) 11,151 449
UiPath, Class A (2) 49,711 873

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unity Software (1)(2) 27,240 884
Upland Software (2) 20,100 86
Varonis Systems (2) 12,500 325
Verint Systems (2) 13,400 499
Veritone (2) 15,800 92
Vertex, Class A (2) 12,330 255
VirnetX Holding (1)(2) 48,700 64
VMware, Class A (2) 28,664 3,579
Workday, Class A (2) 30,177 6,233
Workiva (2) 7,410 759
Xperi (2) 10,885 119
Zoom Video Communications, Class A (2) 31,750 2,344
Zscaler (2) 11,157 1,303
Zuora, Class A (2) 36,900 365
81,938
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Class C  30,497 1,226
Eastman Kodak (2) 19,000 78
Immersion  20,635 185
Intevac (2) 26,100 191
Pure Storage, Class A (2) 45,100 1,151
Quantum (1)(2) 74,600 86
Super Micro Computer (2) 6,000 639
Turtle Beach (1)(2) 12,400 124
Xerox Holdings  13,400 206
3,886
Total Information Technology 150,344
MATERIALS 4.4%
Chemicals 1.8%
American Vanguard  12,466 273
Amyris (1)(2) 30,500 41
Ashland  6,100 626
Avient  14,230 586
Axalta Coating Systems (2) 23,050 698
Balchem  5,300 670
Cabot  9,350 717
Chase  1,650 173
Chemours  22,400 671
Ecovyst (2) 26,100 288
Element Solutions  29,300 566
Ginkgo Bioworks Holdings (2) 152,333 203
HB Fuller  6,940 475
Huntsman  30,000 821
Ingevity (2) 7,700 551

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Innospec  4,700 483
Koppers Holdings  7,200 252
Livent (2) 29,700 645
Minerals Technologies  2,410 146
NewMarket  1,000 365
Olin  18,230 1,012
PureCycle Technologies (1)(2) 23,200 162
Quaker Chemical (1) 2,500 495
RPM International  19,400 1,692
Scotts Miracle-Gro  7,949 554
Sensient Technologies  3,180 243
Stepan  3,100 319
Trinseo  6,900 144
Tronox Holdings, Class A  17,600 253
Valvoline  26,587 929
Westlake  4,842 562
15,615
Construction Materials 0.2%
Eagle Materials  5,061 743
Summit Materials, Class A (2) 21,247 605
1,348
Containers & Packaging 0.8%
AptarGroup  8,870 1,048
Berry Global Group  17,800 1,048
Crown Holdings  18,920 1,565
Graphic Packaging Holding  39,730 1,013
Greif, Class A  5,200 329
Myers Industries  11,416 245
O-I Glass (2) 29,500 670
Silgan Holdings  7,240 389
Sonoco Products  9,573 584
TriMas  7,800 217
7,108
Metals & Mining 1.5%
Alcoa  19,546 832
Alpha Metallurgical Resources  1,758 274
Ampco-Pittsburgh (2) 21,600 53
Arconic (2) 15,300 401
ATI (2) 12,300 485
Carpenter Technology  8,700 390
Century Aluminum (2) 7,258 73
Cleveland-Cliffs (2) 72,980 1,338
Coeur Mining (2) 43,900 175
Commercial Metals  14,100 690

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Minerals International  4,600 158
Gold Resource  84,700 89
Haynes International  3,897 195
Hecla Mining  85,000 538
Kaiser Aluminum  1,236 92
Materion  2,600 302
MP Materials (2) 10,800 305
Olympic Steel  1,310 68
Piedmont Lithium (1)(2) 3,000 180
Reliance Steel & Aluminum  9,404 2,414
Royal Gold  10,379 1,346
Ryerson Holding  5,500 200
Schnitzer Steel Industries, Class A  7,200 224
TimkenSteel (2) 10,000 183
United States Steel  33,200 867
Warrior Met Coal  9,400 345
Worthington Industries  5,863 379
12,596
Paper & Forest Products 0.1%
Clearwater Paper (2) 7,288 244
Glatfelter  6,358 20
Louisiana-Pacific  10,178 552
Sylvamo  4,400 203
1,019
Total Materials 37,686
REAL ESTATE 6.2%
Diversified Real Estate Investment Trusts 0.4%
Broadstone Net Lease, REIT  26,596 452
Empire State Realty Trust, Class A, REIT  43,700 284
Essential Properties Realty Trust, REIT  19,300 479
Gladstone Commercial, REIT  12,182 154
WP Carey, REIT  30,015 2,325
3,694
Health Care Real Estate Investment Trusts 0.5%
CareTrust REIT, REIT  15,976 313
Community Healthcare Trust, REIT  7,300 267
Diversified Healthcare Trust, REIT  97,800 132
Healthcare Realty Trust, REIT  40,919 791
LTC Properties, REIT  11,016 387
Medical Properties Trust, REIT (1) 72,322 594
National Health Investors, REIT  5,820 300
Omega Healthcare Investors, REIT  34,569 948
Physicians Realty Trust, REIT  24,900 372
Sabra Health Care REIT, REIT  18,969 218

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Universal Health Realty Income Trust, REIT  3,250 156
4,478
Hotel & Resort Real Estate Investment Trusts 0.4%
Apple Hospitality REIT, REIT  26,600 413
DiamondRock Hospitality, REIT  30,600 249
Hersha Hospitality Trust, Class A, REIT  22,600 152
Park Hotels & Resorts, REIT  13,800 170
Pebblebrook Hotel Trust, REIT (1) 16,882 237
RLJ Lodging Trust, REIT  32,700 347
Ryman Hospitality Properties, REIT  8,026 720
Service Properties Trust, REIT  19,400 193
Summit Hotel Properties, REIT  30,400 213
Sunstone Hotel Investors, REIT  7,794 77
Xenia Hotels & Resorts, REIT  25,900 339
3,110
Industrial Real Estate Investment Trusts 0.8%
Americold Realty Trust, REIT  31,024 883
EastGroup Properties, REIT  6,896 1,140
First Industrial Realty Trust, REIT  14,465 769
Innovative Industrial Properties, REIT  5,000 380
LXP Industrial Trust, REIT  37,929 391
Rexford Industrial Realty, REIT  30,289 1,807
STAG Industrial, REIT  28,100 950
Terreno Realty, REIT  12,225 790
7,110
Office Real Estate Investment Trusts 0.5%
Brandywine Realty Trust, REIT  34,143 162
Corporate Office Properties Trust, REIT  22,100 524
Cousins Properties, REIT  13,531 289
Douglas Emmett, REIT  24,962 308
Easterly Government Properties, REIT  14,986 206
Equity Commonwealth, REIT  7,176 149
Franklin Street Properties, REIT  73,909 116
Highwoods Properties, REIT  6,094 141
Hudson Pacific Properties, REIT  24,000 160
JBG SMITH Properties, REIT  22,300 336
Kilroy Realty, REIT  12,720 412
Office Properties Income Trust, REIT  15,841 195
Paramount Group, REIT  33,300 152
Piedmont Office Realty Trust, Class A, REIT  20,700 151
Postal Realty Trust, Class A, REIT  13,100 199
SL Green Realty, REIT (1) 10,988 258
Vornado Realty Trust, REIT  14,406 221
3,979

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.6%
Anywhere Real Estate (2) 21,100 111
Compass, Class A (2) 40,900 132
Cushman & Wakefield (2) 18,600 196
DigitalBridge Group  24,300 291
Douglas Elliman  51,941 162
eXp World Holdings (1) 15,400 195
FRP Holdings (2) 4,700 272
Howard Hughes (2) 2,800 224
Jones Lang LaSalle (2) 6,910 1,005
Kennedy-Wilson Holdings  20,200 335
Newmark Group, Class A  25,804 183
Opendoor Technologies, Class A (1)(2) 74,600 131
Rafael Holdings, Class B (2) 29,321 46
Redfin (1)(2) 19,500 177
Seritage Growth Properties, Class A, REIT (1)(2) 19,400 153
Tejon Ranch (2) 11,720 214
Zillow Group, Class A (2) 5,741 251
Zillow Group, Class C (2) 19,918 886
4,964
Residential Real Estate Investment Trusts 1.0%
American Homes 4 Rent, Class A, REIT  48,563 1,527
Apartment Income REIT, REIT  25,924 928
Apartment Investment & Management, Class A, REIT  41,458 319
Bluerock Homes Trust (2) 6,174 122
Centerspace, REIT  3,200 175
Equity LifeStyle Properties, REIT  29,002 1,947
Independence Realty Trust, REIT  17,706 284
Sun Communities, REIT  19,150 2,698
UMH Properties, REIT  15,372 227
Veris Residential, REIT (2) 20,200 296
8,523
Retail Real Estate Investment Trusts 0.9%
Acadia Realty Trust, REIT  21,179 295
Agree Realty, REIT  8,700 597
Alexander's, REIT  1,030 199
Brixmor Property Group, REIT  44,200 951
Getty Realty, REIT (1) 11,643 419
Kite Realty Group Trust, REIT  26,421 553
Macerich, REIT  28,457 302
National Retail Properties, REIT  24,030 1,061
Necessity Retail REIT, REIT  38,714 243
Phillips Edison, REIT  8,821 288
RPT Realty, REIT  23,934 228

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saul Centers, REIT  6,819 266
SITE Centers, REIT  33,900 416
Spirit Realty Capital, REIT  22,360 891
Tanger Factory Outlet Centers, REIT  16,700 328
Urban Edge Properties, REIT  26,700 402
Urstadt Biddle Properties, Class A, REIT  11,896 209
7,648
Specialized Real Estate Investment Trusts 1.1%
CubeSmart, REIT  37,281 1,723
EPR Properties, REIT  12,300 469
Four Corners Property Trust, REIT  6,401 172
Gaming & Leisure Properties, REIT  31,684 1,649
Gladstone Land, REIT  11,109 185
Global Self Storage, REIT  33,399 172
iStar, REIT (1) 8,208 241
Lamar Advertising, Class A, REIT  11,592 1,158
Life Storage, REIT  9,900 1,298
National Storage Affiliates Trust, REIT  10,800 451
Outfront Media, REIT  15,700 255
PotlatchDeltic, REIT  10,059 498
Rayonier, REIT  24,151 803
Uniti Group, REIT  35,100 124
9,198
Total Real Estate 52,704
UTILITIES 2.1%
Electric Utilities 0.6%
ALLETE  7,182 462
Avangrid  6,600 263
Genie Energy, Class B  17,602 243
Hawaiian Electric Industries  14,731 566
IDACORP  7,938 860
MGE Energy  7,155 556
OGE Energy  27,600 1,039
Otter Tail  6,850 495
PNM Resources  7,219 352
Portland General Electric  10,300 504
Via Renewables (1) 6,319 116
5,456
Gas Utilities 0.6%
Chesapeake Utilities  3,700 473
National Fuel Gas  14,292 825
New Jersey Resources  13,755 732
Northwest Natural Holding  4,983 237
ONE Gas  8,800 697

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RGC Resources  8,179 190
Southwest Gas Holdings  8,100 506
Spire  3,810 267
UGI  23,090 803
4,730
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C  7,693 241
Montauk Renewables (2) 16,200 127
Ormat Technologies  6,200 526
Spruc e Power Holding (1)(2) 153,300 126
Sunnova Energy International (1)(2) 11,600 181
Vistra  57,128 1,371
2,572
Multi-Utilities 0.2%
Avista  10,890 462
Black Hills  8,140 514
NorthWestern  8,500 492
Unitil  5,119 292
1,760
Water Utilities 0.4%
American States Water  6,025 535
California Water Service Group  9,650 562
Essential Utilities  32,032 1,398
Middlesex Water  3,800 297
SJW Group  4,960 378
3,170
Total Utilities 17,688
Total Common Stocks (Cost $601,206) 851,264
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 4,250,913 4,251
4,251
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.682%, 6/22/23 (6) 350,000 346
346
Total Short-Term Investments (Cost $4,597) 4,597

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 24,901,965 24,902
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 24,902
Total Securities Lending Collateral (Cost $24,902) 24,902
Total Investments in Securities 102.8%
(Cost $630,705) $ 880,763
Other Assets Less Liabilities (2.8)% (24,344)
Net Assets 100.0% $ 856,419
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2023.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 6/23 3,808 $ 41
Long, 5 S&P Midcap 400 E-mini Index contracts 6/23 1,265 27
Net payments (receipts) of variation margin to date 24
Variation margin receivable (payable) on open futures contracts $ 92

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 43++
Totals $ —# $ — $ 43+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 32,311  ¤  ¤ $ 29,153
Total $ 29,153^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $43 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,153.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Extended Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Extended Equity Market Index Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 851,165 $ 83 $ 16 $ 851,264
Short-Term Investments 4,251 346 — 4,597
Securities Lending Collateral 24,902 — — 24,902
Total Securities 880,318 429 16 880,763
Futures Contracts* 68 — — 68
Total $ 880,386 $ 429 $ 16 $ 880,831
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F124-054Q1 03/23